NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
NET INCOME PER SHARE
Schedule of earnings per share, basic and diluted

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders of the Company	36,938	143,159	1,325,523
Denominator:
Weighted average number of ordinary shares outstanding - basic	403,750,000	832,790,329	1,036,865,727
Net income per share attributable to ordinary shareholders of the Company - basic	0.09	0.17	1.28
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary Shareholders of the Company	36,938	143,159	1,325,523
Denominator:
Weighted average number of ordinary shares outstanding - basic	403,750,000	832,790,329	1,036,865,727
Dilutive effect of share options	107,786,122	85,107,097	13,277,287
Weighted average number of ordinary shares outstanding - diluted	511,536,122	917,897,426	1,050,143,014
Net income per share attributable to ordinary shareholders of the Company - diluted	0.07	0.16	1.26